Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation.
Share-based compensation

26.  Share-based compensation

(a)  JOYY’s share-based awards

(i)    Restricted Share Units

On September 16, 2011, the board of directors of the Company approved the 2011 Share Incentive Scheme which include share options, restricted share units and restricted shares. In October 2012, the board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Share Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, or such lesser amount of Class A common shares as determined by the board of directors of the Company.

In September 2021, the board of directors of the Company amended and restated the 2011 Share Incentive Scheme (“Amended and Restated 2011 Share Incentive Scheme”), pursuant to which the Company replaced the 2011 Share Incentive Scheme in its entirety and the awards granted and outstanding thereunder remain effective and binding under the Amended and Restated 2011 Share Incentive Scheme. The board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the Amended and Restated 2011 Share Incentive Scheme shall be 131,950,949 plus an annual increase of 20,000,000 on the first day of each fiscal year, beginning in 2022, or such lesser amount of Class A common shares.

During the years ended December 31, 2020, 2021 and 2022, the Company granted restricted share units to employees of 62,770,405, 9,387,270 and 9,918,014, respectively, pursuant to the 2011 Share Incentive Scheme.

The following table summarizes the restricted share units activity for the years ended December 31, 2020, 2021 and 2022:

		Weighted
	Number of	average
	restricted	grant-date
	shares units	fair value (US$)

Outstanding, December 31, 2019	27,113,132	3.9034

Granted	62,770,405	3.6059
Forfeited	(10,312,521)	3.9198
Vested	(6,918,126)	4.3045

Outstanding, December 31, 2020	72,652,890	3.6059

Granted	9,387,270	3.6323
Forfeited	(42,872,565)	3.5461
Vested	(15,139,700)	3.6104

Outstanding, December 31, 2021	24,027,895	3.7202

Granted	9,918,014	1.5065
Forfeited	(8,023,640)	3.4889
Vested	(8,386,702)	3.7594

Outstanding, December 31, 2022	17,535,567	2.5551

Expected to vest as of December 31, 2022	15,234,920	2.5257

For the years ended December 31,2020,2021 and 2022, the Company recorded share-based compensation of US$47,514, US$21,427 and US$21,463 in relation to continuing operations using the graded-vesting attribution method.

26.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(i)    Restricted Share Units (continued)

As of December 31, 2022, total unrecognized compensation expense relating to the restricted share units was US$21,865. The expense is expected to be recognized over a weighted average period of 1.13 years using the graded-vesting attribution method.

(ii)   Restricted Shares

In connection with the acquisition of Bigo in March 2019, the Group issued common shares to replace Bigo’s share incentive scheme.

There are mainly three types of vesting schedule under Bigo’s share incentive scheme, which are: i) 50% of the share-based awards will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) share-based awards will be vested in four equal installments over the following 48 months, and iii) share-based awards will be vested in three equal installments over the following 36 months. After the acquisition, Bigo’s share incentive scheme are replaced by JOYY’s restricted shares of 38,042,760 without change in vesting terms. The post-acquisition share-based compensation expenses are recognized over the remaining vesting period after the acquisition date.

During the years ended December 31, 2020, 2021 and 2022, the Company granted restricted share to employees of 4,541,086, 7,888,160 and 2,723,629, respectively.

The following table summarizes the restricted shares activity for the years ended December 31, 2020, 2021 and 2022:

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2019	38,204,251	3.5267

Granted	4,541,086	3.9739
Forfeited	(4,554,972)	3.5287
Vested	(11,770,000)	3.6290

Outstanding, December 31, 2020	26,420,365	3.5577

Granted	7,888,160	3.0435
Forfeited	(8,661,973)	3.7025
Vested	(10,497,147)	3.4862

Outstanding, December 31, 2021	15,149,405	3.2566

Granted	2,723,629	1.8427
Forfeited	(1,943,365)	3.0494
Vested	(4,994,233)	3.5657

Outstanding, December 31, 2022	10,935,436	2.8002

Expected to vest as of December 31, 2022	9,430,412	2.8289

26.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(ii)  Restricted Shares (continued)

For the years ended December 31, 2020, 2021 and 2022, the Company recorded share-based compensation for restricted shares in relation to continuing operations of US$38,618, US$9,733 and US$12,602 using the graded-vesting attribution method.

As of December 31, 2022, total unrecognized compensation expense relating to the restricted shares was US$21,424. The expense is expected to be recognized over a weighted average period of 1.47 years using the graded-vesting attribution method.

(iii)  Share options

2011 Share Incentive Scheme

Grant of options

During the years ended December 31, 2020, 2021 and 2022, no share option had been granted to employees or non-employees.

Vesting of options

There are three types of vesting schedule, which are: i) options will be vested in three equal installments over the following 36 months, ii) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and iii) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in one installments over the following 12 months.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2020	10,307,400	3.8069	5.45	—

Outstanding, December 31, 2020	10,307,400	3.8069	4.45	3,669

Forfeited	(893,000)	3.8830

Outstanding, December 31, 2021	9,414,400	3.7997	2.80	—

Outstanding, December 31, 2022	9,414,400	3.7997	1.80	—

Expected to vest as of December 31, 2022	9,414,400	3.7997	1.80	—
Exercisable as of December 31, 2022	7,929,300	3.8492	1.97	—

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

The aggregate intrinsic value in the table above represents the difference between the Company’s common shares as of December 31, 2020, 2021 and 2022 and the exercise price. The total intrinsic value was nil due to the higher exercise price compared to the Company’s common shares as of December 31, 2021 and 2022 and the exercise price.

26.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(iii)  Share options (continued)

For the years ended December 31, 2020, 2021 and 2022, the Company recorded share-based compensation in relation to continuing operations of US$5,558, US$2,222 and US$1,022 using the graded vesting attribution method.

(b)  Other share-based awards

For the years ended December 31, 2020, 2021 and 2022, the Company recorded share-based compensation expense of US$470, nil and US$9,009 for other share-based compensation.